Premiums Receivable - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of insurance [line items]
Premiums receivable	¥ 20,730	¥ 17,281
Within one year [member] | Cost [member]
Disclosure of insurance [line items]
Premiums receivable	¥ 20,458	¥ 17,205